Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and due from banks
Non-interest bearing	S/ 3,059,226	S/ 4,012,293	S/ 3,931,419
Interest bearing	6,038,794	8,712,874	12,488,242
Restricted funds	720,691	468,244	684,804
Cash and cash equivalents	9,818,711	13,193,411	17,104,465
Inter-bank funds	524,915	296,119	30,002
Financial investments	26,721,991	22,787,598	24,547,294
Loans, net
Loans, net of unearned interest	48,869,807	47,530,853	45,070,500
Impairment allowance for loans	(2,349,425)	(2,027,855)	(2,064,917)
Loans and receivables	46,520,382	45,502,998	43,005,583
Investment property	1,298,892	1,287,717	1,224,454
Property, furniture and equipment, net	804,832	791,432	815,118
Due from customers on acceptances	40,565	45,809	152,423
Intangibles and goodwill, net	1,687,120	1,633,202	1,044,749
Other accounts receivable and other assets, net	2,125,148	1,743,963	1,834,483
Reinsurance contract assets	26,287	34,053	53,849
Deferred income tax asset, net	55,936	165,787	142,367
Total assets	89,624,779	87,482,089	89,954,787
Deposits and obligations
Non-interest bearing	7,960,318	8,684,678	9,270,255
Interest bearing	41,227,916	39,846,030	39,627,689
Deposits From Customers	49,188,234	48,530,708	48,897,944
Inter-bank funds	119,712	30,012	0
Due to banks and correspondents	9,025,930	7,100,646	8,522,849
Bonds, notes and other obligations	5,551,629	7,906,303	8,389,672
Due to customers on acceptances	40,565	45,809	152,423
Insurance and reinsurance contract liabilities	12,207,536	11,231,321	12,788,829
Other accounts payable, provisions and other liabilities	3,407,360	3,129,164	2,468,242
Deferred income tax liability, net	75,712	81,899	0
Total liabilities	79,616,678	78,055,862	81,219,959
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017	1,038,017
Treasury stock	(84,309)	(3,363)	(3,363)
Capital surplus	532,771	532,771	532,771
Reserves	6,000,000	6,000,000	5,200,000
Unrealized results, net	(457,793)	(554,421)	(302,477)
Retained earnings	2,921,531	2,359,464	2,219,902
Equity attributable to owners of parent	9,950,217	9,372,468	8,684,850
Non-controlling interest	57,884	53,759	49,978
Total equity	10,008,101	9,426,227	8,734,828
Total liabilities and equity	S/ 89,624,779	S/ 87,482,089	S/ 89,954,787